Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Named Executive Officers, Footnote [Text Block]	Messrs. Blazer, Pierce and George Wilson and Ms. Painter were the non-PEO NEOs (named executive officers) for 2020 and 2021. For 2022, Mmes. Perry and Cunningham were added and Mr. Wilson was removed as a non-PEO NEO.
PEO Total Compensation Amount	$ 8,420,365	$ 9,546,278	$ 6,606,311
PEO Actually Paid Compensation Amount	$ 335,421	17,317,167	13,102,307
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts disclosed in the "Compensation Actually Paid" columns do not reflect the actual amount of compensation earned or paid during the applicable year, instead they address the changes in valuation of the equity portions of named executive officers' compensation during the relevant year. The following adjustments were made to the amounts reported in the Summary Compensation Table to determine the amounts set forth in the "Compensation Actually Paid" columns (no other adjustments were required to be made in accordance with SEC rules):
Non-PEO NEO Average Total Compensation Amount	$ 3,831,938	3,453,255	2,731,636
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,992,201	6,642,446	4,779,907
Total Shareholder Return Vs Peer Group [Text Block]	Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For the relevant fiscal year, represents the cumulative TSR of the peer group.
Total Shareholder Return Amount	$ 114.79	173.88	117.70
Peer Group Total Shareholder Return Amount	105.54	146.72	107.65
Net Income (Loss)	$ 268,074,181	$ 409,869,968	$ 200,316,020
Company Selected Measure Amount	550,885,433	470,355,274	438,547,098
PEO Name	Mr. Hanson was our PEO (principal executive officer) for all three years.
Additional 402(v) Disclosure [Text Block]	Net income for the years ended December 31, 2022, 2021 and 2020 include $1.2 million, $178.1 million and $22.7 million related to discontinued operations, respectively. The 2021 discontinued operations include the gain on sale of the Oxford business.
PEO [Member] | Deduct Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,710,065	$ 6,244,850	$ 4,298,408
PEO [Member] | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,781,920	7,040,684	10,437,773
PEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,842,978)	6,855,018	557,664
PEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(313,821)	120,037	(201,033)
Non-PEO NEO [Member] | Deduct Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,115,574	1,744,256	1,364,926
Non-PEO NEO [Member] | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,972,340	2,217,104	3,068,672
Non-PEO NEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,522,906)	2,684,273	426,023
Non-PEO NEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (173,597)	$ 32,070	$ (81,498)